OTHER FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets And Liabilities

	As of December 31,
	2020	2019
Other financial assets
Current
Convertible notes	860	3,236
Foreign exchange forward contracts	492	1,291
Guarantee deposits	190	—
Others	35	—
TOTAL	1,577	4,527

Non-current
Convertible notes	306	300
Equity instruments	10,478	—
Guarantee deposits	4,363	1,383
TOTAL	15,147	1,683

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 25)	19,729	8,937
Foreign exchange forward contracts	93	—
TOTAL	19,822	8,937

Non-current
Other financial liabilities related to business combinations (note 25)	73,639	1,617
Interest rate SWAP	737	—
TOTAL	74,376	1,617